Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,140,464.93
Previously Paid Amount	0.00
Total Fee Amount	99.23
Total Offset Amount	0.00
Net Fee	$ 99.23